Temporary Equity and Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Summary of Accumulated but Unpaid Preferred Dividends
A summary of the accumulated but unpaid preferred dividends for the Series A, Series
A-1
and Series B preferred shares as of March 31, June 30, and September 30, 2021 and March 31, June 30, and September 30, 2020, is as follows:

(in ‘000)	Series A	Series A-1	Series B
Accumulated and unpaid, December 31, 2020	$34,812	$18,608	$33,910
Accumulated	2,486	2,666	2,241
Distributed	—	—	—

Accumulated and unpaid, March 31, 2021	$37,298	$21,274	$36,151

Accumulated	2,514	2,695	2,323

Distributed	—	—	—

Accumulated and unpaid, June 30, 2021	$39,812	$23,969	$38,474

Accumulated	2,656	2,880	2,361

Distributed	(42,468)	(26,849)	(40,835)

Accumulated and unpaid, September 30, 2021	$—	$—	$—

(in ‘000)	Series A	Series A-1	Series B
Accumulated and unpaid, December 31, 2019	$25,610	$8,794	$25,338
Accumulated	2,216	2,359	2,053
Distributed	—	—	—

Accumulated and unpaid, March 31, 2020	$27,826	$11,153	$27,391

Accumulated	2,215	2,359	2,104

Distributed	—	—	—

Accumulated and unpaid, June 30, 2020	$30,041	$13,512	$29,495

Accumulated	2,385	2,548	2,180

Distributed	—	—	—

Accumulated and unpaid, September 30, 2020	32,426	16,060	31,675

A summary of the accumulated but unpaid dividends for the Series A, Series
A-1
and Series B preferred shares as of December 31, 2020 and 2019 is as follows:

(in ‘000)	Series A	Series A-1	Series B
Accumulated and unpaid, December 31, 2018	$17,520	$226	$17,594
Accumulated	8,090	8,568	7,744
Distributed	—	—	—

Accumulated and unpaid, December 31, 2019	$25,610	$8,794	$25,338
Accumulated	9,202	9,814	8,572
Distributed	—	—	—

Accumulated and unpaid, December 31, 2020	$34,812	$18,608	$33,910